SIGNIFICANT ACCOUNTING POLICIES (Property and Equipment Annual Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2025
Computer peripheral equipment and software [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	33.00%
Computer peripheral equipment and software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	15.00%
Computer peripheral equipment and software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	33.00%
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	15.00%
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	20.00%